Related party	12 Months Ended
Dec. 31, 2025
Related Parties [Abstract]
Related parties	Related parties
a.Key management compensation
The amounts paid to directors and officers for their roles as executives for the years ended December 31, 2025, 2024 and 2023 included in “Personnel expenses” are shown below:

	For the years ended December 31,
	2025	2024	2023

Key management compensation	(9,240)	(7,397)	(6,971)
For the year ended December 31, 2025, the Group has accrued US$17.6 million (2024: US$13.2 million) as bonuses payable to key management. The accrued bonus is comprised of US$6.8 million in cash and US$10.8 million in equity as part of the share-based bonus payable. The expense for key management bonuses provided for are included in "Personnel expenses".
Additionally, for the year ended December 31, 2025, the Group accrued US$0.8 million (2024: US$0.8 million) as a Strategic Bonus payable to key management. The balance of US$1.6 million is payable on December 31, 2025 (December 31, 2024: US$0.8 million). The expense for the strategic bonus is included in "Deferred consideration expense" in the consolidated statement of income.
The Group has share-based incentive plans which provide long-term incentives to key management in exchange for their services - refer to note 29(d). For the year ended December 31, 2025, the Group recognized US$17.3 million as an expense (December 31, 2024: US$7.5 million) with a balance of US$27.5 million outstanding on December 31, 2025, (December 31, 2024: US$10.4 million). The expense for the incentive plans is included in "Personnel expenses".
b.Deferred consideration
As described in note 21.b(c), deferred consideration is payable to the management of CSHG and GPMS. The deferred consideration payable to Moneda management was finalized and paid for by issuing 2,423,546 Class A common shares on January 31, 2025.
c.Consideration payable from acquisitions
As described in note 21.b(b)(iii), US$7.5 million as earn-out is payable to a member of key management.
d.Long-term investments
As described in notes 12(b), on March 1, 2023, the Group purchased shares on behalf of PBPE General Partner V, Ltd.’s investment fund Private Equity Fund V (PE V) in Lavoro Agro Limited (“Lavoro”) for approximately US$8.2 million. On December 31, 2025, the investment had a value of US$1.1 million - refer to note 12(b). Lavoro was a private equity investment of PE V prior to going public and entering into a business combination (closed February 28, 2023) with an independent SPAC entity, formerly known as TPB Acquisition Corporation I. The impact on the consolidated statement of income is presented under note 27(g).
e.Carried interest allocation
As described in note 23(b), up to 35% of the performance fee receivable from certain of the Group’s investment funds are payable to key management of the Group.
f.Lease commitments
Note 21(a) details lease payments made for various office premises and include the following leases with related parties:
i.Moneda has a related party entity that was excluded from the Moneda acquisition. As a result, a lease contract was entered into by MAM I and MCB in 2021 and MAGF in 2022 with their related party entity Moneda III SpA (beneficially owned by Moneda’s former partners).
ii.PLATAM leases office space in Brazil from Gestão e Transformação Infraestrutura, a service provider to Portfolio Companies managed by the Group.
iii.Patria Asset Management leases office space in Medellín, Colombia, from Fondo Inmobiliario Colombia, a fund managed by the Group.

The impact of the abovementioned leases on the consolidated statement of financial position and consolidated statement of income was as follows:

Consolidated statement of financial position

Related party lease - Santiago	2025	2024

Lease liabilities (current)	574	803
Lease liabilities (non-current)	1,610	2,854

Related party lease - Gestão e Transformação Infraestrutura

Lease liabilities (current)	300	260
Lease liabilities (non-current)	934	1,203

Related party lease - Fondo Inmobiliario Colombia

Lease liabilities (current)	67	48
Lease liabilities (non-current)	809	707
Consolidated statement of income

Related party lease - Santiago	2025	2024	2023

Principal paid	526	844	538
Depreciation of right-of-use assets	533	785	551
Interest on lease liabilities	53	94	79

Related party lease - Gestão e Transformação Infraestrutura

Principal paid	431	249	—
Depreciation of right-of-use asset	292	—	—
Interest on lease liabilities	152	122	—

Related party lease - Fondo Inmobiliario Colombia

Principal paid	160	102	—
Depreciation of right-of-use assets	91	48	—
Interest on lease liabilities	105	94	—
g.SPAC
Refer to notes 5(h) and 21(c) for related party transaction with the SPAC.
h.Tria option arrangements
Four directors of Tria hold a 41.18% interest in Tria. The option arrangements provide the Group with the option to acquire the remaining 41.18% interest in Tria from these individuals – refer to note 21(d)(iii).
i.Igah option arrangements
Three directors of PILTDA hold a 57.08% interest in Igah GP IV. The option arrangements provide the Group with the option to acquire the remaining 57.08% interest in the company from these individuals – refer to note 21(d)(ii). Amounts payable for the additional interest in Igah GP IV are presented under note 21(b) with adjustments to the consideration payable from acquisitions in note 27.
j.Dividends payable
No related party dividends were outstanding for December 31, 2025. For December 31, 2024, dividends were payable to the previous non-controlling interest of VBI which were settled in 2025.